Employee Benefits - Remeasurements of Net Defined Benefit Liabilities (Assets) Included in Other Comprehensive Income (Loss) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [Line Items]
Group's share of associates regarding remeasurements	₩ 170	₩ 32	₩ (84)
Related income tax	(14,818)	(43,503)	57,438
Remeasurements of net defined benefit liabilities (assets) [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(2,900)	(125,293)	38,154
Actuarial profit or loss arising from: Experience adjustment	66,461	(83,376)	(124,974)
Actuarial profit or loss arising from: Demographic assumptions	(85)	(8,020)	(7,206)
Actuarial profit or loss arising from: Financial assumptions	(871)	287,304	(73,138)
Return on plan assets	(870)	(30,044)	(15,483)
Group's share of associates regarding remeasurements	170	32	(84)
Remeasurements	64,805	165,896	(220,885)
Related income tax	(14,818)	(43,503)	57,438
Ending balance	₩ 47,087	₩ (2,900)	₩ (125,293)